Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000047995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Large Cap Core AlphaDEX® Fund
Average Annual Return, Percent	23.01%	10.83%	12.67%
C000047996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Mid Cap Core AlphaDEX® Fund
Average Annual Return, Percent	23.25%	8.86%	11.72%
C000047997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Small Cap Core AlphaDEX® Fund
Average Annual Return, Percent	45.58%	10.49%	12.39%
C000047998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Large Cap Value AlphaDEX® Fund
Average Annual Return, Percent	30.11%	11.16%	11.34%
C000047999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Large Cap Growth AlphaDEX® Fund
Average Annual Return, Percent	12.88%	9.80%	13.59%
C000048000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Multi Cap Value AlphaDEX® Fund
Average Annual Return, Percent	30.17%	10.20%	10.83%
C000048001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Multi Cap Growth AlphaDEX® Fund
Average Annual Return, Percent	22.09%	9.34%	13.57%
C000048896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Consumer Discretionary AlphaDEX® Fund
Average Annual Return, Percent	8.85%	3.55%	7.77%
C000048897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Consumer Staples AlphaDEX® Fund
Average Annual Return, Percent	4.71%	4.75%	4.60%
C000048898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Energy AlphaDEX® Fund
Average Annual Return, Percent	43.00%	19.30%	6.72%
C000048899 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Financials AlphaDEX® Fund
Average Annual Return, Percent	17.93%	11.37%	13.17%
C000048900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Health Care AlphaDEX® Fund
Average Annual Return, Percent	29.63%	1.19%	7.72%
C000048901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Average Annual Return, Percent	15.16%	9.04%	12.72%
C000048902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Materials AlphaDEX® Fund
Average Annual Return, Percent	35.49%	7.58%	10.08%
C000048903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Technology AlphaDEX® Fund
Average Annual Return, Percent	24.65%	9.95%	19.42%
C000048904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Utilities AlphaDEX® Fund
Average Annual Return, Percent	11.49%	12.09%	8.72%
C000099059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Mid Cap Growth AlphaDEX® Fund
Average Annual Return, Percent	21.30%	7.03%	12.86%
C000099060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Mid Cap Value AlphaDEX® Fund
Average Annual Return, Percent	22.53%	9.06%	9.76%
C000099061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Small Cap Growth AlphaDEX® Fund
Average Annual Return, Percent	48.72%	11.24%	13.92%
C000099062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Small Cap Value AlphaDEX® Fund
Average Annual Return, Percent	42.37%	9.11%	10.68%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Index
Average Annual Return, Percent	19.97%	12.48%	14.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	18.94%	12.12%	14.82%
Nasdaq US 500 Large CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 500 Large CapTM Index
Average Annual Return, Percent	17.80%	12.35%	15.04%
Nasdaq AlphaDEX Large Cap CoreTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Large Cap CoreTM Index
Average Annual Return, Percent	23.75%	11.49%	13.36%
Nasdaq AlphaDEX Mid Cap CoreTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Mid Cap CoreTM Index
Average Annual Return, Percent	24.01%	9.54%	12.43%
Nasdaq US 600 Mid CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 600 Mid CapTM Index
Average Annual Return, Percent	21.51%	6.75%	10.78%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	20.92%	8.47%	10.91%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Average Annual Return, Percent	33.64%	7.48%	10.75%
Nasdaq US 700 Small CapTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 700 Small CapTM Index
Average Annual Return, Percent	36.82%	7.73%	11.70%
Nasdaq AlphaDEX Small Cap CoreTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Small Cap CoreTM Index
Average Annual Return, Percent	46.60%	11.23%	13.14%
Nasdaq AlphaDEX Large Cap ValueTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Large Cap ValueTM Index
Average Annual Return, Percent	30.95%	11.84%	12.05%
Nasdaq US 500 Large Cap ValueTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 500 Large Cap ValueTM Index
Average Annual Return, Percent	28.48%	11.46%	12.56%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Average Annual Return, Percent	19.71%	11.57%	11.84%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Average Annual Return, Percent	19.42%	13.32%	17.40%
Nasdaq US 500 Large Cap GrowthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 500 Large Cap GrowthTM Index
Average Annual Return, Percent	13.98%	12.62%	16.76%
Nasdaq AlphaDEX Large Cap GrowthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Large Cap GrowthTM Index
Average Annual Return, Percent	13.55%	10.45%	14.28%
Nasdaq AlphaDEX Multi Cap Value TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Multi Cap ValueTM Index
Average Annual Return, Percent	31.11%	10.95%	11.62%
Nasdaq US Multi Cap Value TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Multi Cap ValueTM Index
Average Annual Return, Percent	28.66%	11.13%	12.33%
S And P Composite 1500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Value Index
Average Annual Return, Percent	20.19%	11.36%	11.73%
S And P Composite 1500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Growth Index
Average Annual Return, Percent	19.78%	12.86%	16.87%
Nasdaq US Multi Cap GrowthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Multi Cap GrowthTM Index
Average Annual Return, Percent	14.38%	11.92%	16.18%
Nasdaq AlphaDEX Multi Cap GrowthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Multi Cap GrowthTM Index
Average Annual Return, Percent	22.86%	10.05%	14.33%
StrataQuant Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Consumer Discretionary Index
Average Annual Return, Percent	9.50%	4.16%	8.43%
S And P 500 Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Consumer Discretionary Index
Average Annual Return, Percent	7.52%	6.81%	12.62%
Russell 1000 Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Consumer Discretionary Index
Average Annual Return, Percent	2.33%	5.76%	12.68%
Russell 1000 Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Consumer Staples Index
Average Annual Return, Percent	12.63%	6.73%	6.64%
StrataQuant Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Consumer Staples Index
Average Annual Return, Percent	4.69%	5.23%	5.18%
S And P 500 Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Consumer Staples Index
Average Annual Return, Percent	10.32%	7.69%	8.22%
StrataQuant Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Energy Index
Average Annual Return, Percent	44.02%	20.13%	7.43%
S And P 500 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Energy Index
Average Annual Return, Percent	41.17%	23.99%	10.16%
Russell 1000 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Energy Index
Average Annual Return, Percent	40.15%	22.92%	9.82%
Russell 1000 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Financials Index
Average Annual Return, Percent	12.45%	13.05%	15.40%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Financials Index
Average Annual Return, Percent	10.52%	11.27%	13.68%
StrataQuant Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Financials Index
Average Annual Return, Percent	18.73%	12.07%	13.92%
StrataQuant Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Health Care Index
Average Annual Return, Percent	30.52%	1.81%	8.41%
S And P 500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Health Care Index
Average Annual Return, Percent	26.92%	6.02%	9.97%
Russell 1000 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Health Care Index
Average Annual Return, Percent	26.59%	5.25%	9.94%
Russell 1000 Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Industrials Index
Average Annual Return, Percent	14.52%	8.98%	11.89%
S And P 500 Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Industrials Index
Average Annual Return, Percent	19.86%	13.49%	13.67%
StrataQuant Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Industrials Index
Average Annual Return, Percent	15.77%	9.74%	13.48%
StrataQuant Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Materials Index
Average Annual Return, Percent	36.33%	8.28%	10.83%
S And P 500 Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Materials Index
Average Annual Return, Percent	15.32%	5.53%	9.64%
Russell 1000 Basic Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Basic Materials Index
Average Annual Return, Percent	25.52%	7.91%	10.77%
Russell 1000 Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Technology Index
Average Annual Return, Percent	26.91%	19.59%	25.06%
S And P 500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Information Technology Index
Average Annual Return, Percent	26.22%	20.39%	25.21%
StrataQuant Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant Technology® Index
Average Annual Return, Percent	25.38%	10.55%	20.06%
StrataQuant Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	StrataQuant® Utilities Index
Average Annual Return, Percent	12.23%	12.88%	9.45%
S And P 500 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Utilities Index
Average Annual Return, Percent	6.41%	9.41%	8.94%
Russell 1000 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Utilities Index
Average Annual Return, Percent	5.60%	9.72%	8.30%
S And P MidCap 400 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Growth Index
Average Annual Return, Percent	21.18%	7.57%	10.96%
Nasdaq US 600 Mid Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 600 Mid Cap GrowthTM Index
Average Annual Return, Percent	14.88%	3.64%	10.48%
Nasdaq AlphaDEX Mid Cap GrowthTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Mid Cap GrowthTM Index
Average Annual Return, Percent	22.16%	7.82%	13.69%
Nasdaq AlphaDEX Mid Cap ValueTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Mid Cap ValueTM Index
Average Annual Return, Percent	23.46%	9.88%	10.59%
Nasdaq US 600 Mid Cap ValueTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 600 Mid Cap ValueTM Index
Average Annual Return, Percent	28.24%	9.55%	10.44%
S And P MidCap 400 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Value Index
Average Annual Return, Percent	20.77%	9.25%	10.55%
S And P SmallCap 600 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Growth Index
Average Annual Return, Percent	30.43%	6.69%	11.13%
Nasdaq US 700 Small Cap GrowthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 700 Small Cap GrowthTM Index
Average Annual Return, Percent	39.41%	7.71%	12.58%
Nasdaq AlphaDEX Small Cap GrowthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Small Cap GrowthTM Index
Average Annual Return, Percent	49.94%	12.10%	14.81%
Nasdaq AlphaDEX Small Cap ValueTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq AlphaDEX Small Cap ValueTM Index
Average Annual Return, Percent	43.59%	10.01%	11.54%
Nasdaq US 700 Small Cap ValueTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US 700 Small Cap ValueTM Index
Average Annual Return, Percent	34.02%	7.51%	10.53%
S And P SmallCap 600 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Value Index
Average Annual Return, Percent	37.16%	8.14%	10.19%